Dec. 12, 2017
Highland Resolute Fund

FINANCIAL INVESTORS TRUST

Highland Resolute Fund

SUPPLEMENT DATED DECEMBER 12, 2017 TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH DATED AUGUST 31, 2017

The Board of Trustees of Financial Investors Trust has approved a Shareholder Services Plan with respect to the Fund's Class I Shares. Accordingly, effective January 1, 2018, certain information is deleted, replaced in its entirety, and/or supplemented as further described below. In addition, the 2.00% redemption fee imposed on any amounts redeemed within 30 days of purchase will be waived for a period of 30 days beginning on December 12, 2017.

In the Fund Summary section of the Fund's Prospectus, the text and tables under the heading "Fees and Expenses" on page 2 are hereby deleted and replaced in their entirety with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class I
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees(1)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Total Other Expenses	0.37%(2)
Shareholder Services Fee	0.10%
Other Expenses	0.17%
Dividend and Interest Expense on Short Sales	0.10%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses(3)	2.43%
Fee Waiver and Expense Reimbursement(4)	-1.14%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.29%

(1)	The Fund intends to invest a portion of its assets in a wholly owned Cayman subsidiary (the "Subsidiary"). The Subsidiary has entered into a separate advisory agreement with Highland Associates, Inc. (the "Adviser") for the management of the Subsidiary's portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund. The Adviser has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This waiver may not be terminated without the consent of the Board of the Fund.
(2)	Expenses have been restated to reflect current fees.
(3)	The Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund's annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Total Annual Fund Operating Expenses have been restated to reflect current fees.
(4)	The Adviser has agreed to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund ("Sub-Advisory Fees"). This agreement (the "Expense Agreement") is in effect through August 31, 2018. The Adviser may not discontinue this agreement to waive fees prior to August 31, 2018 without the approval of the Fund's Board of Trustees.

EXAMPLE

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with the waiver through the current term of Expense Agreement, which ends on August 31, 2018. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class I Shares	$131	$648	$1,192	$2,676

Lastly, the information below is added following the section titled "Classes of Shares" found on page 22 of the Fund's Prospectus and the section titled "Share Classes" found on page 50 of the Fund's Statement of Additional Information:

Shareholder Services Plan

The Fund has adopted a shareholder services plan ("Services Plan") for its Class I shares. Under the Services Plan, the Fund is authorized to pay select financial intermediaries and/or Fund affiliates who have entered into a written agreement with the Fund to perform certain ongoing non-distribution-related shareholder services provided to shareholders in Class I shares of the Fund ("Participating Organizations").

The aggregate fees on an annual basis for the Class I shares of the Fund are not to exceed 0.10% of the average daily net asset value of the Class I shares held in the name of a Participating Organization. The Service Plan fees are compensation for providing some or all of the following ongoing shareholder related services: (i) establishing and maintaining Fund shareholder accounts, (ii) aggregating, processing and transmitting Fund shareholder orders and instructions regarding accounts, (iii) processing dividend and other distribution payments from each Fund on behalf of shareholders, (iv) preparing reports or forms on behalf of shareholders, (v) forwarding communications from each Fund to shareholders, and (vi) providing other similar services as applicable statutes, rules or regulations permit. None of the aforementioned services includes distribution-related services or activities. Any amount of such payment not paid during a Fund's fiscal year for such service activities shall be reimbursed to the Fund's applicable share class.

Because these Services Plan fees are paid out of the Fund's assets on an ongoing basis, over time, it will increase the cost of an investment in the Fund. Service Plan Fees incurred are included under "Other Expenses" in the Fund's Fees and Expenses tables in this Prospectus.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.